Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
The following is a summary of property and equipment, net:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	151,407	149,634	21,763
Leasehold improvements	87,750	106,871	15,544
Buildings	5,495	5,547	807
Furniture and fixtures	17,479	18,334	2,667
Vehicles	1,120	6,744	981
Software	51,911	127,354	18,523
Subtotal	315,162	414,484	60,285
Less: Accumulated depreciation	(177,854)	(241,030)	(35,056)
Property and equipment subject to depreciation	137,308	173,454	25,229
Construction in progress	10,970	13,906	2,021
Total	148,278	187,360	27,250